Income Taxes - Schedule of Significant Components of Deferred Tax Assets for Federal and State Income Taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Net operating losses	$ 37,785	$ 19,214
Tax credits	5,805	3,545
Accrued expenses	617	345
Stock-based compensation expense	350	52
Other current assets	6	6
Total deferred tax assets	44,563	23,162
Deferred tax liabilities:
Property and equipment, net		(25)
Total deferred tax liabilities		(25)
Valuation allowance	$ (44,563)	$ (23,137)